Organization - Use of the Proceeds from the IPO (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidation, Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Gross proceeds	$ 631.3
Underwriters' discount and commissions	29.2
IPO-related expenses	11.8
Redemption of 11% Senior Notes due 2021 (Note 9)	1,134.0	$ 25.9	$ 11.8
Sponsor management fee	11.3
Debt refinancing expenses	11.4
Cash to balance sheet	68.6
Senior Notes [Member] | 11% Senior Note [Member]
Consolidation, Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Redemption of 11% Senior Notes due 2021 (Note 9)	475.0
Call premium on redemption of 11% Senior Notes due 2021	13.1
Interest on redemption of 11% Senior Notes due 2021	$ 10.9